Investment Strategy - ETF Prospectus [Member] - Vanguard Emerging Markets Bond Active ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in bonds of various maturities, yields, and qualities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds of issuers that are tied economically to emerging market countries. For purposes of the 80% policy, “bonds” include sovereign bonds that are issued or guaranteed by foreign governments or their agencies, authorities, political subdivisions or instrumentalities, or other supranational agencies, as well as bonds issued or guaranteed by foreign corporations and foreign financial institutions; and “emerging market countries” include countries whose economies or bond markets are less developed, which includes most countries except for Australia, Canada, Japan, New Zealand, the United States, the United Kingdom, France, Germany, Italy, Belgium, the Netherlands, and Luxembourg. The Fund seeks to have the majority of its bond holdings denominated in or hedged back to the U.S. dollar, and also to invest in bonds denominated in emerging markets local currencies on an unhedged basis.The advisor considers a number of factors to determine whether an issuer is tied economically to an emerging market country including: whether a third-party vendor has assigned an emerging market country classification to the issuer or included the issuer in an index representative of an emerging market country; the issuer’s domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, an emerging market country; the source of government guarantees (if any); or the primary trading market or listing exchange. Whether an issuer is tied economically to an emerging market country can be determined under any of these factors. The Fund may invest in emerging market bonds of any maturity or quality and be fixed or floating rate bonds. The Fund may invest a majority of its assets in bonds that are rated below investment-grade (including those in default), which have ratings the equivalent of Ba1 or lower by Moody’s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. Bonds rated below investment-grade (often referred to as “junk bonds”) may also be referred to as high-yield securities. The Fund is considered nondiversified, as defined in the Investment Company Act of 1940, which means that it may invest a larger percentage of its assets in the securities of particular issuers as compared with diversified funds.The Fund may invest a large percentage of its assets in issuers of a single country, a small number of countries, or a geographic region.The Fund invests in derivatives such as fixed income futures contracts, fixed income options (including options on swaps), currency swaps, foreign currency exchange forward contracts, currency spot contracts US Treasury futures, US Treasury future options, interest rate swaps, interest rate swaptions, inflation swaps, emerging market swaps and futures, total return swaps, credit default swaps and swaptions (on single security names or an index), or other derivatives. The Fund also may take short positions in certain derivatives. The Fund may use derivatives for any investment purpose, including as a substitute to direct investment or as a means to adjust its interest rate exposure, its currency exposure, or its exposure to a particular market, segment of the market, or security.